Offerings	Feb. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,702,157
Proposed Maximum Offering Price per Unit	62.29
Maximum Aggregate Offering Price	$ 106,027,360
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,642.38
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable. Common Stock issuable under the 2020 Plan and 2020 ESPP were previously registered on Registration Statements on Form S-8 filed by the Registrant with the Securities and Exchange Commission on October 20, 2020 (File No. 333-249571), March 31, 2021 (File No. 333-254932), March 14, 2022 (File No. 333-263537), March 17, 2023 (333-270644), February 27, 2024 (333-277400), and February 25, 2025 (File No. 333-285201).
Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2020 Plan on January 1, 2026 pursuant to an “evergreen” provision contained in the 2020 Plan (the “2020 Plan Evergreen Shares”). The number of shares of Common Stock available for issuance under the 2020 Plan is subject to an automatic annual increase on the first day of each fiscal year of the Registrant through 2030 equal to the lowest of (a) 4% of the total number of shares of Common Stock actually issued and outstanding on the last day of the prior fiscal year, or (b) a number of shares of Common Stock determined by the Registrant’s Board of Directors.
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the 2020 Plan Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 13, 2026, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement. The price per share and aggregate offering price of the 2020 ESPP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 13, 2026, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2020 ESPP.
The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	425,539
Proposed Maximum Offering Price per Unit	52.95
Maximum Aggregate Offering Price	$ 22,532,290
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,111.71
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable. Common Stock issuable under the 2020 Plan and 2020 ESPP were previously registered on Registration Statements on Form S-8 filed by the Registrant with the Securities and Exchange Commission on October 20, 2020 (File No. 333-249571), March 31, 2021 (File No. 333-254932), March 14, 2022 (File No. 333-263537), March 17, 2023 (333-270644), February 27, 2024 (333-277400), and February 25, 2025 (File No. 333-285201).
Represents shares of Common Stock that were automatically added to the shares reserved for issuance under the 2020 ESPP on January 1, 2026 pursuant to an “evergreen” provision contained in the 2020 ESPP (the “2020 ESPP Evergreen Shares”). The number of shares of Common Stock available for issuance under the 2020 ESPP is subject to an automatic annual increase on the first day of each fiscal year of the Registrant through 2040 equal to the lowest of (a) 1% of the total number of shares of Common Stock actually issued and outstanding on the last day of the prior fiscal year, (b) 2,300,000 shares of Common Stock (subject to proportionate adjustment in the event of a stock split, stock dividend, reverse stock split, etc.), or (c) a number of shares of Common Stock determined by the Registrant’s Board of Directors.
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the 2020 Plan Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 13, 2026, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement. The price per share and aggregate offering price of the 2020 ESPP Evergreen Shares are based upon the average of the high and low prices of the Common Stock on February 13, 2026, as reported on the Nasdaq Global Select Market, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2020 ESPP.
The Registrant does not have any fee offsets.